Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2016